SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares			3 Months Ended	12 Months Ended
	Feb. 05, 2024	Feb. 10, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares , beginning balance			47,000	180,000
Weighted average fair market value , beginning balance			$ 2.69	$ 14.00
Number of shares , beginning balance	220,000	461,998	220,000	508,998	180,000
Weighted average fair market value , beginning balance			$ 0.43	$ 7.06	$ 14.00
Number of shares , beginning balance	(100,000)		(104,875)	(641,998)
Weighted average fair market value , beginning balance			$ 2.34	$ 9.32
Number of shares , beginning balance		461,998	162,125	47,000	180,000
Weighted average fair market value , beginning balance			$ 0.97	$ 2.69	$ 14.00